EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of Benefits and Expenses by Employee

	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	647,280	627,614	563,117
Wages and salaries	628,093	602,936	542,981
Severance indemnities	19,187	24,678	20,136

Disclosure of defined benefit plans [text block]
	2019	2018	2017
Discount rate	1.81%	2.82%	2.28%
Inflation	3.00%	3.00%	2.77%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate (1)	RV-2014	RV-2014	RV-2014

(1)

For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensioner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivities to assumptions	2019 ThU.S.$

Discount rate
Increase in 100 bps	(6,105)
Decrease in 100 bps	6,506

Wage growth rates
Increase in 100 bps	6,028
Decrease in 100 bps	(5,190)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2019 and 2018:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Current	5,965	5,656
Non-current	69,464	64,895
Total	75,429	70,551

	12-31-2019	12-31-2018
Reconciliation of the present value of severance indemnities obligations	ThU.S.$	ThU.S.$
Opening balance	70,551	71,763
Business combinations	462	-
Current service cost	5,884	5,201
Interest cost	3,855	3,723
(Gains) losses from changes in actuarial assumptions	6,095	(172)
Actuarial gains and losses arising from experience	(3,440)	(1,685)
Benefits paid	(3,028)	(4,773)
Costs from past services	-	4,710
Increase (decrease) for foreign currency exchange rates changes	(4,950)	(8,216)
Closing balance	75,429	70,551